Schedule of Investments
December 31, 2024 (unaudited)
Upright Assets Allocation Plus Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 36.24%

Drug Manufacturers - General - 3.57%
AbbVie, Inc.	500	88,850

Drug Manufacturers - Specialty & Generic - 2.53%
Teva Pharmaceutical Industries Ltd. ADR (2)	2,000	44,080
Viatris, Inc.	1,500	18,675

		62,755

Electrical Equipment & Parts - 0.44%
Plug Power, Inc. (2)	5,000	10,650

Integrated Circuit Design - 12.97%
Himax Technologies, Inc. ADR (2)	40,000	321,600

Internet Content & Information - 0.34%
Baidu, Inc. ADR (2)	100	8,431

Semiconductors - 16.39%
ASE Technology Holding Co. Ltd. ADR (2)	10,000	100,700
Silicon Motion Technology Corp. ADR	2,000	108,100
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,000	197,490

		406,290

Total Common Stock	(Cost $ 790,285)	898,576

Exchange-Traded Funds (3) - 61.90%

Direxion Daily 20+ Year Treasury Bull 3X Shares	750	29,978
Direxion Daily Dow Jones Internet Bull 3X Shares	10,000	268,000
Direxion Daily Energy Bull 2X Shares	550	30,635
Direxion Daily MSCI Brazil Bull 2X Shares	85	3,520
Direxion Daily MSCI Emerging Markets Bull 3X Shares	200	5,754
Direxion Daily MSCI India Bull 2x Shares	500	29,785
Direxion Daily Pharmaceutical & Medical Bull 3X Shares ETF	1,500	79,185
Direxion Daily Real Estate Bull 3X Shares	2,000	19,680
Direxion Daily S&P 500 Bull 3X Shares	1,500	253,050
Direxion Daily Semiconductor Bull 3X Shares	3,100	84,661
Direxion Financial Bull 3X Shares	1,100	166,078
Direxion Small Cap Bull 3X Shares	2,500	104,700
Global X Lithium and Battery Tech ETF	1,000	40,780
iShares MSCI China ETF	200	9,372
iShares MSCI EAFE Value ETF	200	10,494
iShares MSCI Taiwan ETF	1,000	51,760
iShares Russell Mid-Cap Value ETF	100	12,934
KraneShares CSI China Internet ETF	1,400	40,936
ProShares UltraPro QQQ ETF	2,000	158,260
VanEck Vectors Vietnam ETF	2,000	22,960
Vanguard Emerging Markets Stock Index Fund	700	30,828
Vanguard FTSE All-World ex-US Small Cap Index Fund ETF	100	11,448
Vanguard Real Estate Index Fund ETF Shares	200	17,816
VictoryShares US Large Cap High Dividend Volatility Wtd Index ETF	800	52,262

Total Exchange-Traded Funds	(Cost $ 850,904)	1,534,875

Money Market Registered Investment Companies (4) - 4.80%

Fidelity Institutional Money Market - Treasury Portfolio - Class III - 4.94%	41,151	41,151
Morgan Stanley Institutional Liquidity Treasury Portfolio - 4.97%	77,929	77,929

Total Money Market Registered Investment Companies	(Cost $ 119,080)	119,080

Total Investments - 102.95%	(Cost $ 1,760,268)	2,552,531

Liabilities in Excess of Other Assets - (2.95%)		(73,066)

Total Net Assets - 100.00%		2,479,465

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of December 31, 2024 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments (9)
Level 1 - Quoted Prices	$2,552,531	$0
Level 2 - Other Significant Observable Inputs	0	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$2,552,531	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Exchange-traded fund.
(4) Variable rate investment. The yield shown represents the 7-day yield in effect at December 31, 2024.